Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of supplemental cash flow
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Cash payments for operating leases	242	247	185

Schedule of operating leases liabilities and the reconciliation of undiscounted cash flows
2023	214
2024	196
2025	182
2026	105
2027	-
Undiscounted cash flows of operating leases	697
Less: amount representing interest	(100)
Operating lease liabilities	597

Schedule of weighted average lease term and weighted average discount rate
Operating leases weighted average remaining lease term (in years)	2.26
Operating leases weighted average discount rate	7.99%